42. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia – Copel (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operational expenses / income
General and administrative expenses	R$ (685,675)	R$ (741,145)	R$ (670,606)
Other operational income	(464,316)	(53,638)	(158,619)
Equity in earnings of investees	101,739	166,411	87,590
Total operational expenses / income	(1,217,302)	(878,820)	(1,025,032)
PROFIT BEFORE FINANCIAL RESULTS AND TAXES	2,141,381	1,988,818	2,121,496
Financial income	699,310	903,936	769,627
Financial expenses	(1,447,750)	(1,498,592)	(1,197,329)
Total financial results	(748,440)	(594,656)	(427,702)
OPERATING PROFIT	1,392,941	1,394,162	1,693,794
INCOME TAX AND SOCIAL CONTRIBUTION, Current	(379,943)	(589,322)	(698,023)
INCOME TAX AND SOCIAL CONTRIBUTION, Deferred	105,257	69,632	165,794
INCOME TAX AND SOCIAL CONTRIBUTION	(274,686)	(519,690)	(532,229)
NET INCOME	R$ 1,118,255	R$ 874,472	R$ 1,161,565
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares	R$ 3.60754	R$ 3.12641	R$ 3.87253
Class "A" Preferred
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares	3.96830	3.43906	4.25990
Class "B" Preferred
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares	R$ 3.96830	R$ 3.43906	R$ 4.25979
Companhia Paranaense de Energia – Copel
Operational expenses / income
General and administrative expenses	R$ (59,601)	R$ (107,761)	R$ (123,717)
Other operational income	(68,788)	231,651	(3,586)
Equity in earnings of investees	1,291,434	839,853	1,302,435
Total operational expenses / income	1,163,045	963,743	1,175,132
PROFIT BEFORE FINANCIAL RESULTS AND TAXES	1,163,045	963,743	1,175,132
Financial income	181,312	321,056	245,347
Financial expenses	(327,855)	(334,113)	(314,101)
Total financial results	(146,543)	(13,057)	(68,754)
OPERATING PROFIT	1,016,502	950,686	1,106,378
INCOME TAX AND SOCIAL CONTRIBUTION, Current	(36,803)	4,882	(217)
INCOME TAX AND SOCIAL CONTRIBUTION, Deferred	53,927	(50,032)	3,388
INCOME TAX AND SOCIAL CONTRIBUTION	17,124	54,914	(3,171)
NET INCOME	R$ 1,033,626	R$ 895,772	R$ 1,109,549
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares	R$ 3.6075	R$ 3.1265	R$ 3.8726
Companhia Paranaense de Energia – Copel | Class "A" Preferred
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares	3.9683	3.4390	4.2599
Companhia Paranaense de Energia – Copel | Class "B" Preferred
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares	R$ 3.9683	R$ 3.4390	R$ 4.2597